Stock Options (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Company's Stock Options Activity

A summary of the Company’s stock options activity for the 2003 and 2012 Plan is presented below:

	Number of Options	Weighted Average Exercise Price ($/option)	Aggregate Intrinsic Value ($)
Outstanding as of January 1, 2020	785,500	$4.98	$1,170,395
Granted	—	—	—
Exercised	(401,500)	4.98	—
Forfeited / Expired	(4,000)	—	—
Outstanding as of December 31, 2020	380,000	$4.98	$566,200
Vested and expected to vest at December 31, 2020	380,000	$4.98	566,200
Exercisable as of December 31, 2020	380,000	$4.98	$566,200

Summary of Company's Non-Vested Restricted Shares Activity

A summary of the Company’s non-vested restricted share activity for the 2012 plan is presented below:

	Number of Non-Vested Restricted Shares	Weighted Average Grant Date Fair Value ($)
Non-vested as of January 1, 2020	1,973,000	$8.25
Granted	—	—
Vested	—	—
Forfeited	(10,000)	8.25
Non-vested as of December 31, 2020	1,963,000	$8.25

Summary of Company's Non-Vested Restricted Shares Activity

As at December 31, 2020

Exercise Prices ($/option)	Number of Options Outstanding	Remaining Average Contractual Life (years)	Average Exercise Price ($/option)	Number of Options Exercisable	Remaining Contractual Life (years)	Average Exercise Price ($/option)
$4.98	380,000	2.33	4.98	380,000	$2.33	$4.98
	380,000	2.33	4.98	380,000	2.33	4.98